Financial risk exposure and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial risk exposure and risk management
Percentage of reasonably possible increase in risk assumption	1.00%
Decrease in net income due to reasonably possible increase in risk assumption	$ 0	$ 353